Consolidated statement of cash flows - EUR (€) € in Millions		6 Months Ended
		Sep. 30, 2021	Sep. 30, 2020
Consolidated statement of cash flows
Inflow from operating activities		€ 6,455	€ 6,009
Cash flows from investing activities
Purchase of interests in subsidiaries, net of cash acquired		(1)	(136)
Purchase of interests in associates and joint ventures		(47)
Purchase of intangible assets		(1,593)	(1,092)
Purchase of property, plant and equipment		(3,118)	(2,771)
Purchase of investments		(580)	(3,153)
Disposal of interests in subsidiaries, net of cash disposed			174
Disposal of interests in associates and joint ventures			420
Disposal of property, plant and equipment and intangible assets		8	6
Disposal of investments		1,930	1,031
Dividends received from associates and joint ventures		469	355
Interest received		121	153
Outflow from investing activities		(2,811)	(5,013)
Cash flows from financing activities
Proceeds from issue of long term borrowings	[1]	2,282	2,125
Repayment of borrowings	[1]	(3,771)	(4,330)
Net movement in short term borrowings	[1]	1,173	(3,238)
Net movement in derivatives	[1],[2]	(110)	521
Interest paid	[1],[3]	(809)	(774)
Purchase of treasury shares	[1]	(1,101)
Issue of ordinary share capital and reissue of treasury shares	[1]	1	3
Equity dividends paid	[1]	(1,259)	(1,209)
Dividends paid to non-controlling shareholders in subsidiaries	[1]	(399)	(166)
Other transactions with non-controlling shareholders in subsidiaries	[1]	198	(20)
Other movements with associates and joint ventures	[1]		38
Outflow from financing activities	[1]	(3,795)	(7,050)
Net cash outflow		(151)	(6,054)
Cash and cash equivalents at beginning of the financial period3	[4]	5,790	13,288
Exchange gain/(loss) on cash and cash equivalents		11	(365)
Cash and cash equivalents at end of the financial period	[4]	€ 5,650	€ 6,869

[1]	See page 23 for commentary on bond issuances, loan repayments and share buybacks in the period.
[2]	Amounts for the six months ended 30 September 2020 were previously presented within net movement in short-term borrowings.
[3]	Interest paid includes €39 million of cash inflow (H1 FY21: €nil) on derivative financial instruments for the share buyback related to maturing tranches of mandatory convertible bonds
[4]	Comprises cash and cash equivalents as presented in the consolidated statement of financial position of €5,824 million (H1 FY21: €6,612 million), after adjustment to include overdrafts of €174 million (H1 FY21: €17 million) and, for H1 FY21, €274 million of cash and cash equivalents previously presented in assets held for sale relating to the Group’s 55% interest in Vodafone Egypt.